GOODWILL AND INTANGIBLE ASSETS - GOODWILL BY GLOBAL BUSINESS UNIT (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Goodwill - Gross	$ 47,844	$ 51,887	$ 53,442
Goodwill, Impaired, Accumulated Impairment Loss	3,222	1,158	1,158
Goodwill Acquisitions And Divestitures	(594)	(2,448)
Goodwill, Impairment Loss	(2,064)	0
Goodwill, Translation and Purchase Accounting Adjustments	(3,449)	893
Goodwill - Net	44,622	50,729	52,284
Beauty, Hair and Personal Care Segment Member
Goodwill - Gross	12,704	14,065	13,759
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0
Goodwill Acquisitions And Divestitures	(136)	0
Goodwill, Impairment Loss	0	0
Goodwill, Translation and Purchase Accounting Adjustments	(1,225)	306
Goodwill - Net	12,704	14,065	13,759
Grooming Segment Member
Goodwill - Gross	20,777	22,097	21,775
Goodwill, Impaired, Accumulated Impairment Loss	1,158	1,158	1,158
Goodwill Acquisitions And Divestitures	0	0
Goodwill, Impairment Loss	0	0
Goodwill, Translation and Purchase Accounting Adjustments	(1,320)	322
Goodwill - Net	19,619	20,939	20,617
Health Care Segment Member
Goodwill - Gross	5,876	6,280	6,185
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0
Goodwill Acquisitions And Divestitures	(6)	0
Goodwill, Impairment Loss	0	0
Goodwill, Translation and Purchase Accounting Adjustments	(398)	95
Goodwill - Net	5,876	6,280	6,185
Fabric Care And Home Care Segment Member
Goodwill - Gross	1,874	1,981	1,973
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0
Goodwill Acquisitions And Divestitures	(3)	(3)
Goodwill, Impairment Loss	0	0
Goodwill, Translation and Purchase Accounting Adjustments	(104)	11
Goodwill - Net	1,874	1,981	1,973
Baby, Feminine and Family Care Segment Member
Goodwill - Gross	4,549	4,910	4,828
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0
Goodwill Acquisitions And Divestitures	0	0
Goodwill, Impairment Loss	0	0
Goodwill, Translation and Purchase Accounting Adjustments	(361)	82
Goodwill - Net	4,549	4,910	4,828
Corporate Segment [Member]
Goodwill - Gross	2,064	2,554	4,922
Goodwill, Impaired, Accumulated Impairment Loss	2,064	0	0
Goodwill Acquisitions And Divestitures	(449)	(2,445)
Goodwill, Impairment Loss	(2,064)	0
Goodwill, Translation and Purchase Accounting Adjustments	(41)	77
Goodwill - Net	$ 0	$ 2,554	$ 4,922